Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	June 30, 2015	March 31, 2015
Wages and taxes	227,253	175,357
Accrued interest	19,162	25,534
Consulting	-	-
Total accrued expenses	$246,415	$200,891

	2015	2014
Wages and taxes	175,357	151,290
Accrued interest	25,534	0
Consulting	0	300,000
Total accrued expenses	$200,891	$451,290